Employee Benefits - Schedule Of Employee Benefits Of The Group (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	€ 15,128	€ 18,464
Post-employee benefits [Member]
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	12,543	16,016
Other long-term employee benefits [Member]
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	€ 2,585	€ 2,448